SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
%
Computers and peripheral equipment	33
Office furniture and equipment	15-33